Tridan Corp. Schedule of investments 7/31/2020
	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (loss)

New York Municipal Bonds

N.Y.S. Dormitory Authority Revs
Non St
5.0% due October 01, 2029	1,090,000	1,316,226	1,316,226	1,368,953	52,727

Long Island N.Y. Power Autho Elec
5.0% due September 01, 2034	1,000,000	1,198,064	1,198,064	1,270,720	72,656

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns University - Insured Series C
5.25% due July 1, 2021	1,000,000	1,007,923	1,007,923	1,040,000	32,077

Met Transportation Authority
NY Revenue Transportation Climate Bond A 2 Agm Credit
5.0% due November 15, 2027	300,000	340,217	340,217	354,300	14,083

New York New York City Transitional Future
Tax Secured Subordinated Series E 1
(Par Call February 1, 2026)
5.25% due February 1, 2031	1,000,000	1,144,821	1,144,821	1,221,590	76,769

NY St Urban Development Corporation Revenue
Revenue St Personal Income Tax Series A
5.0% due March 15, 2031	750,000	855,421	855,421	944,235	88,814

NYS Dormitory Authority Revenues
Non School Dists Bond Financing Program Series A
(Par Call October 1, 2026)
5.0% due October 1, 2033	1,000,000	1,113,906	1,113,906	1,200,520	86,614

New York St Dormitory Authority Sales Tax
Revenue St Supporteducation Debt Series C
5.0% due March 15, 2035	1,250,000	1,425,883	1,425,883	1,582,488	156,605

Triborough Bridge And Tunnel Authority N
General Mta Bridges And Tunnels
5.0% due November 15, 2035	1,015,000	1,146,806	1,146,806	1,248,115	101,309

Erie County NY Fiscal
Stability Sales Tax And St Aid Secured Series A
5.0% due June 15, 2024	165,000	185,893	185,893	196,285	10,392

Metropolitan Transportation Authority New York
Refunding Transportation Climate Bond Cerified
5.0% due November 15, 2027	1,250,000	1,469,817	1,469,817	1,429,937	(39,880)

Erie County NY Fiscal
Stability Sales Tax And St Aid Secured Series A
(Par Call June 15, 2027)
5.0% due June 15, 2029	1,000,000	1,168,293	1,168,293	1,301,600	133,307

Brookhaven New York Refunding
4.00% due March 15, 2023	1,000,000	1,073,918	1,073,918	1,099,860	25,942

Saratoga County NY
Refunding Public Improvement
5.00% due July 15, 2023	100,000	114,472	114,472	114,599	127

New York New York City Trust Cultural Museum
Modern Art Series 1 E
4.00% due February 01, 2023	400,000	427,862	427,862	436,416	8,554

Brookhaven New York Refunding
5.00% due March 15, 2025	500,000	569,199	569,199	609,345	40,146

Erie County New York Industrial Development Agency
School Refunding City School District Buffalo Project
5.00% due May 01, 2025	750,000	874,902	874,902	907,455	32,553

New York New York City Trust Cultural
Museum Modern Art Series 1 E
4.00% due April 01, 2026	500,000	559,566	559,566	595,380	35,814

New York St Environmental Facilities
Subordinated Revolving Fds Series A
5.00% due June 15, 2026	1,300,000	1,476,960	1,476,960	1,646,853	169,893

Utility Debt Securitization Restructuring Series A					-
5.00% due December 15, 2026	500,000	552,314	552,314	598,895	46,581

Rockville Centre New York
Refunding Public Improvement
4.0% due June 15, 2022	200,000	210,606	210,606	214,638	4,032

Rhinebeck NY Central School District
Refunding Series B
(Par Call June 15, 2023)
4.0% due June 15, 2025	535,000	553,651	553,651	589,415	35,764

Greece NY Central School District
Refunding Series B
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	524,948	524,948	555,480	30,532

Nassau County New York
General Improvement Series C
(Par Call October 1, 2020 @100)
4.0% due October 1, 2022	550,000	549,488	549,488	552,877	3,389

N.Y.S. Dormitory Authority
St Personal Income Tax Revenue Refunding Education Series B
5.5% due March 15, 2026	200,000	228,289	228,289	253,768	25,479

N.Y.S. Dormitory Authority Revenues
St Mental Health Services Facilities A
(Par Call August 15, 2020 @100)
5.0% due August 15, 2023	420,000	419,315	419,315	421,554	2,239

New York New York Series E
5.0% due August 1, 2023	510,000	510,061	510,061	511,872	1,811

Port Authority of New York and New Jersey
Consolidated Eighty Fifth Series
5.375% due March 1, 2028	150,000	152,378	152,378	176,000	23,622

Central Islip NY Union Free
School District Refunding
5.0% due July 15, 2022	750,000	791,648	791,648	819,000	27,352

Syosset NY Central School
District Refunding Series B
5.0% due December 15, 2022	125,000	129,255	129,255	139,626	10,371

Brentwood NY Union Free School
District Refunding
5.0% due January 15, 2023	430,000	444,512	444,512	481,174	36,662

Battery Park City Authority New York
Revenue Senior Series A
5.0% due January 15, 2029	140,000	145,407	145,407	160,892	15,485

Connetquot Central School District New York
District Refunding
5.0% due January 15, 2024	400,000	418,467	418,467	466,460	47,993

Syosset New York Central School District
Refunding Series B
5.0% due December 15, 2022	735,000	767,482	767,482	818,019	50,537

New York New York City Transitional Future Tax
Subordinated Subordinated Series C 1
5.0% due November 1, 2026	550,000	567,670	567,670	606,980	39,310

Utility Debt Securitization Restructuring Series E
5.0% due December 15, 2028	500,000	518,547	518,547	576,945	58,398

Western Nassau County New York Water Series A
(Par call April 01, 2025 @ 100)
5.0% due April 01, 2028	100,000	108,588	108,588	118,395	9,807

Tompkins County New York Refunding
Public Improvement Series B
(Par call December 15, 2024 @ 100)
5.0% due December 15, 2027	500,000	552,431	552,431	603,715	51,284

Gates Chili New York Central School
District Refunding
(Par call June 15, 2025 @ 100)
5.0% due June 15, 2027	200,000	224,190	224,190	245,756	21,566

Mattituck Cutchogue New York Union Refunding Series A
(Par call July 15, 2025 @ 100)
5.0% due July 15, 2027	365,000	406,473	406,473	447,567	41,094

Halfmoon New York Refunding Public Improvement
(Par call June 15, 2025 @ 100)
5.0% due June 15, 2027	280,000	311,539	311,539	343,904	32,365

Putnam County New York Refunding Public Improvement
(Par call January 01, 2026 @ 100)
5.0% due January 01, 2027	135,000	152,386	152,386	169,626	17,240

Mattituck Cutchogue New York Union Refunding Series A
(Par call July 15, 2025 @ 100)
5.0% due July 15, 2026	280,000	313,342	313,342	344,730	31,388

Build Nyc Resource Corporation New York
United Jewish Appeal Federation
(Par call July 01, 2024 @ 100)
5.0% due July 01, 2025	320,000	348,923	348,923	378,317	29,394

Saratoga Springs New York Refunding
Public Improvement
(Par Call February 15, 2023 @ 100)
5.0% due February 15, 2025	225,000	241,230	241,230	251,953	10,723

Buffalo And Fort Erie New York
Public Bridge Refunding
5.0% due January 01, 2025	410,000	444,291	444,291	491,245	46,954

Bayport Blue Point New York
Union Free Refunding
5.0% due September 15, 2024	250,000	274,048	274,048	299,140	25,092

Rensselaer County New York
Refunding Public Improvement
5.0% due September 01, 2024	100,000	116,821	116,821	119,486	2,665

North Babylon NY UN Free School Dist
(Par call August 1, 2022 @ 100)
5.0% due August 01, 2023	250,000	261,594	261,594	272,827	11,233

Onondaga County New York Refunding
5.0% due March 15, 2024	285,000	306,059	306,059	335,679	29,620
					-

Plainview Old Bethpage New York Refunding
5.0% due December 15, 2020	250,000	251,409	251,409	254,465	3,056

Middle Country Central School District
New York Refunding
5.0% due August 1, 2020	150,000	150,091	150,091	150,225	134

Schenectady County New York Various Purpose
5.0% due December 15, 2022	300,000	322,722	322,722	333,891	11,169

Harrison New York Refunding Public Improvement
5.0% due December 15, 2023	100,000	115,083	115,083	116,633	1,550

St Lawrence County New York Refunding Public Improvement
5.0% due on May 15, 2026	105,000	116,289	116,289	126,983	10,694

Laurens New York Central School District Refunding
5.0% due June 15, 2028	305,000	323,582	323,582	348,746	25,164

New York St Dormitory Authority St Personal Income
Tax Revenue Refunding Education Series B
(Par Call March 15, 2018 @100)
5.5% due March 15, 2025	500,000	521,494	521,494	614,950	93,456

N.Y.S. Dormitory Authority Personal Income Tax
(Par Call August 15, 2026)
5.0% due February 15, 2033	500,000	594,842	594,842	613,470	18,628

NY NY Ref - Ser Unlimited Tax
5.0% due August 1, 2029	750,000	931,541	931,541	1,005,188	73,647

NY NY Ser D Sbserv Unltd Tax
5.0% due December 1, 2033	290,000	336,634	336,634	371,754	35,120

N.Y.S. Dormitory Authority Revenues
Ref Cornell University
5.0% due July 1, 2031	1,000,000	1,425,169	1,425,169	1,442,700	17,531

N.Y.S. Environmental FACS
5.0% due June 15, 2035	500,000	658,401	658,401	668,708	10,307

	31,015,000	34,763,359	34,763,359	36,982,299	2,218,940